Capital Management (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	January 31, 2023	October 31, 2022
CET1 Capital	63,115	60,891
Tier 1 Capital	69,988	67,121
Total Capital	78,356	75,309
Total Loss-Absorbing Capacity (TLAC)	129,237	120,663
Risk-Weighted Assets	347,454	363,997
Leverage Exposures	1,181,914	1,189,990
CET1 Ratio	18.2%	16.7%
Tier 1 Capital Ratio	20.1%	18.4%
Total Capital Ratio	22.6%	20.7%
TLAC Ratio	37.2%	33.1%
Leverage Ratio	5.9%	5.6%
TLAC Leverage Ratio	10.9%	10.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.